Commitments and Contingencies -Additional Information (Detail) - USD ($) $ in Millions							3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jul. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	May 31, 2016	Mar. 31, 2016
Operating lease terms of contract													7 years	7 years
Potential future milestone payments	$ 7.6	$ 0.8
Series A One Redeemable Convertible Preferred Stock [Member]
Percentage of net sales of company products discovered or developed prior to an IPO	1.00%
Approval Of Product [Member] | Series A One Redeemable Convertible Preferred Stock [Member]
Potential future milestone payments	$ 7.6
Revenue received on approval of product	$ 1.0
Ospedale San Raffaele Srl and Fondazione Telethon [Member]
Potential future milestone payments						$ 5.7
Ospedale San Raffaele Srl and Fondazione Telethon [Member] | Annual Membership Fees [Member]
Annual maintenance fee						3.9
University of Pittsburgh [Member]
Potential future milestone payments					$ 2.6
Northwestern University [Member]
Potential future milestone payments				$ 4.1	4.1
WuXi Biologics Ireland Limited [Member]
Initial payment made			$ 0.3
WuXi Biologics Ireland Limited [Member] | Clinical milestone payments [Member]
Potential future milestone payments			8.0
WuXi Biologics Ireland Limited [Member] | Commercial milestone payments [Member]
Potential future milestone payments			$ 27.0
Office Space [Member]
Rent expenses for lease							$ 0.4	$ 0.4	$ 1.1	$ 1.1	$ 1.0	$ 1.0
Lab Space [Member]
Rent expenses for lease								$ 0.4	1.1	$ 1.1	1.0	$ 1.0
Deferred Rent [Member]
Cash incentives from the landlord									$ 2.7		$ 2.7
Research and Development Expense [Member] | Ospedale San Raffaele Srl and Fondazione Telethon [Member]
Initial payment made						$ 0.1
Research and Development Expense [Member] | University of Pittsburgh [Member]
Initial payment made					0.1
Research and Development Expense [Member] | Northwestern University [Member]
Initial payment made				$ 0.1	$ 0.1